Capital Surplus (Tables)	12 Months Ended
Mar. 31, 2011
Capital Surplus
Capital Surplus

	Yen(millions)
	2011	2010
Net income (loss) attributable to Hitachi, Ltd.	238,869	(106,961)
Transfers from (to) the noncontrolling interests Decrease in capital surplus for purchase of five listed subsidiaries' ownership interests to convert them into wholly owned subsidiaries	(6,713)	(58,175)
Other	(1,516)	(6,823)

Net transfers from (to) noncontrolling interests	(8,229)	(64,998)

Change from net income (loss) attributable to Hitachi, Ltd. and transfers from (to) noncontrolling interests	230,640	(171,959)